INTANGIBLE ASSETS AND UNFAVORABLE LEASE CONTRACT LIABILITY (Tables)	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS AND UNFAVORABLE LEASE CONTRACT LIABILITY [Abstract]
Schedule of Intangible Assets

	December 31,
	2011	2012	2012
	RMB	RMB	US$

Favorable lease contracts	24,924	24,924	4,001
Brand name	5,626	5,626	903
Total intangible assets	30,550	30,550	4,904
Less: Accumulated amortization	(124)	(4,329)	(695)
Total intangible assets, net	30,426	26,221	4,209

Unfavorable lease contract liability	December 31,
	2011	2012	2012
	RMB	RMB	US$

Unfavorable lease contracts	7,812	7,812	1,254
Less: Accumulated amortization	-	(676)	(109)
Unfavorable lease contract liability	7,812	7,136	1,145

Schedule of Future Amortization Expense

For the year ending December 31	Amortization for intangible assets	Amortization for unfavorable lease contracts	Net amortization
	RMB	RMB	RMB
2013	4,205	(676)	3,529
2014	4,205	(676)	3,529
2015	4,205	(676)	3,529
2016	3,716	(676)	3,040
2017	1,962	(676)	1,286
Thereafter	7,928	(3,756)	4,172
Total	26,221	(7,136)